Management of Financial Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Basic office lease	$ 123
Deferred royalty payments	320	$ 355
Total	443	355
Less than one year
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Basic office lease	47
Deferred royalty payments	35	35
Total	82	35
Later than one year and not later than three years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Basic office lease	76
Deferred royalty payments	105	105
Total	181	105
Later than three years and not later than five years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Basic office lease	0
Deferred royalty payments	105	105
Total	105	105
Later than five years
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Basic office lease	0
Deferred royalty payments	75	110
Total	$ 75	$ 110